Annual Operating Expenses - FidelityLeveragedCompanyStockFund-RetailPRO - FidelityLeveragedCompanyStockFund-RetailPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.75%